OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Accrued advertising expenses	¥ 351,868		¥ 373,563	¥ 407,557
Accrued service fee for transaction support	228,053		233,970	14,151
Accrued service fee for IT and office support	131,068		98,371	101,833
Installments collected on behalf of financing partners	115,256		138,080	46,445
Accrued salaries and benefits	100,724		150,465	185,597
Tax payables	87,930		104,496	102,324
Deposits	74,679		77,709	137,844
Interest payable	27,753		25,447	61,434
Contract liabilities	17,344		27,025	9,704
Others	41,239		73,166	61,179
Other payables and accruals	¥ 1,175,914	$ 166,072	¥ 1,302,292	¥ 1,128,068